                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2032
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                         MFS GROWTH OPPORTUNITIES FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) GROWTH OPPORTUNITIES FUND

3/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2007

ISSUER                                                                    SHARES/PAR        VALUE ($)
------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.4%
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AEROSPACE - 3.9%
------------------------------------------------------------------------------------------------------
Boeing Co.                                                                    30,500      $  2,711,755
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Embraer-Empresa Brasileira de Aeronautica S.A., ADR                           43,340         1,987,572
------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                     29,100         3,027,855
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United Technologies Corp.                                                     86,100         5,596,500
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                                                                                          $ 13,323,682
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APPAREL MANUFACTURERS - 2.3%
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Coach, Inc. (a)                                                               59,900      $  2,997,995
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NIKE, Inc., "B"                                                               45,890         4,876,271
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                                                                                          $  7,874,266
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AUTOMOTIVE - 1.0%
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Bayerische Motoren Werke AG                                                   14,000      $    824,881
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Harman International Industries, Inc. (l)                                     25,750         2,474,060
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                                                                                          $  3,298,941
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BIOTECHNOLOGY - 5.2%
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Amgen, Inc. (a)                                                               92,420      $  5,164,430
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Celgene Corp. (a)(l)                                                          89,900         4,716,154
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Genzyme Corp. (a)                                                            101,830         6,111,837
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Millipore Corp. (a)(l)                                                        26,700         1,934,949
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                                                                                          $ 17,927,370
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BROADCASTING - 1.8%
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News Corp., "A"                                                              182,900      $  4,228,648
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Viacom, Inc., "B" (a)                                                         47,700         1,960,947
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                                                                                          $  6,189,595
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BROKERAGE & ASSET MANAGERS - 3.4%
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Charles Schwab Corp.                                                         214,800      $  3,928,692
------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc., "A"                                1,690           899,857
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E*TRADE Financial Corp. (a)                                                  117,700         2,497,594
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Mellon Financial Corp. (l)                                                    65,300         2,817,042
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Merrill Lynch & Co., Inc.                                                     19,300         1,576,231
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                                                                                          $ 11,719,416
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BUSINESS SERVICES - 5.8%
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Amdocs Ltd. (a)(l)                                                           169,280      $  6,175,334
------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                               61,100         2,657,850
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Broadridge Financial Solutions, Inc. (a)                                       3,875            76,338
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Fidelity National Information Services, Inc.                                  39,500         1,795,670
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First Data Corp.                                                             244,500         6,577,050
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Western Union Co.                                                            119,500         2,623,025
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                                                                                          $ 19,905,267
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CABLE TV - 0.6%
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Time Warner Cable, Inc. (a)                                                   54,400      $  2,038,368
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CHEMICALS - 1.0%
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Monsanto Co.                                                                  60,800      $  3,341,568
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COMPUTER SOFTWARE - 5.9%
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Adobe Systems, Inc. (a)(l)                                                   152,200      $  6,346,740
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Microsoft Corp.                                                              252,550         7,038,569
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Oracle Corp. (a)                                                             384,700         6,974,611
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                                                                                          $ 20,359,920
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COMPUTER SOFTWARE - SYSTEMS - 1.3%
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Apple Computer, Inc. (a)                                                      30,800      $  2,861,628
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Hewlett-Packard Co.                                                           43,100         1,730,034
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                                                                                          $  4,591,662
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CONSUMER GOODS & SERVICES - 4.3%
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Colgate-Palmolive Co.                                                         43,800      $  2,925,402
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eBay, Inc. (a)                                                                93,900         3,112,785
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Monster Worldwide, Inc. (a)(l)                                                29,500         1,397,415
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Procter & Gamble Co.                                                         115,200         7,276,032
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                                                                                          $ 14,711,634
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ELECTRICAL EQUIPMENT - 5.5%
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General Electric Co.                                                         309,200      $ 10,933,312
------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                     75,400         4,514,198
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W.W. Grainger, Inc.                                                           43,700         3,375,388
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                                                                                          $ 18,822,898
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ELECTRONICS - 5.6%
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Applied Materials, Inc.                                                      185,000      $  3,389,200
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Intel Corp.                                                                  435,280         8,326,906
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Marvell Technology Group Ltd. (a)(l)                                         172,000         2,891,320
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Samsung Electronics Co. Ltd., GDR                                              7,796         2,371,933
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SanDisk Corp. (a)                                                             54,460         2,385,348
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                                                                                          $ 19,364,707
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FOOD & BEVERAGES - 2.9%
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Kraft Foods, Inc.                                                              6,398      $    202,893
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Nestle S.A                                                                    11,739         4,571,661
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PepsiCo, Inc.                                                                 69,790         4,435,852
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SYSCO Corp.                                                                   26,300           889,729
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                                                                                          $ 10,100,135
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FOOD & DRUG STORES - 1.5%
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CVS Corp.                                                                    152,148      $  5,194,333
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GAMING & LODGING - 1.3%
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International Game Technology                                                 43,200      $  1,744,416
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Royal Caribbean Cruises Ltd.                                                  63,400         2,672,944
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                                                                                          $  4,417,360
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GENERAL MERCHANDISE - 2.1%
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Family Dollar Stores, Inc. (l)                                                64,100      $  1,898,642
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Target Corp.                                                                  90,040         5,335,770
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                                                                                          $  7,234,412
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HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
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UnitedHealth Group, Inc.                                                      53,910      $  2,855,613
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INTERNET - 3.0%
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Google, Inc., "A" (a)                                                         15,660      $  7,174,786
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Yahoo!, Inc. (a)                                                             105,200         3,291,708
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                                                                                          $ 10,466,494
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LEISURE & TOYS - 0.7%
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Electronic Arts, Inc. (a)                                                     26,870      $  1,353,173
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Scientific Games Corp. (a)(l)                                                 29,900           981,617
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                                                                                          $  2,334,790
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MACHINERY & TOOLS - 1.0%
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Deere & Co.                                                                   31,100      $  3,378,704
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MAJOR BANKS - 2.8%
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Bank of New York Co., Inc.                                                    43,000      $  1,743,650
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JPMorgan Chase & Co.                                                          58,600         2,835,068
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State Street Corp.                                                            80,700         5,225,325
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                                                                                          $  9,804,043
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
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Cardinal Health, Inc.                                                         38,000      $  2,772,100
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Express Scripts, Inc., "A" (a)                                                12,900         1,041,288
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                                                                                          $  3,813,388
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MEDICAL EQUIPMENT - 5.6%
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Advanced Medical Optics, Inc. (a)                                             96,030      $  3,572,316
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Baxter International, Inc.                                                    71,800         3,781,706
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DENTSPLY International, Inc.                                                  77,200         2,528,300
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Medtronic, Inc.                                                              136,220         6,682,953
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Respironics, Inc. (a)(l)                                                      24,700         1,037,153
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St. Jude Medical, Inc. (a)                                                    49,580         1,864,704
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                                                                                          $ 19,467,132
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NETWORK & TELECOM - 3.8%
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Cisco Systems, Inc. (a)                                                      243,610      $  6,219,363
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Corning, Inc. (a)                                                             90,700         2,062,518
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Juniper Networks, Inc. (a)                                                    93,500         1,840,080
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QUALCOMM, Inc.                                                                72,600         3,097,116
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                                                                                          $ 13,219,077
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OIL SERVICES - 3.0%
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Noble Corp.                                                                   53,250      $  4,189,710
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Schlumberger Ltd.                                                             60,600         4,187,460
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Weatherford International Ltd. (a)                                            43,000         1,939,300
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                                                                                          $ 10,316,470
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OTHER BANKS & DIVERSIFIED FINANCIALS - 2.6%
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American Express Co.                                                          62,170      $  3,506,388
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Moody's Corp. (l)                                                             32,300         2,004,538
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SLM Corp. (l)                                                                 42,620         1,743,158
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UBS AG                                                                        29,640         1,761,505
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                                                                                          $  9,015,589
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PERSONAL COMPUTERS & PERIPHERALS - 1.7%
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EMC Corp. (a)                                                                348,000      $  4,819,800
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Network Appliance, Inc. (a)                                                   28,400         1,037,168
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                                                                                          $  5,856,968
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PHARMACEUTICALS - 8.5%
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Allergan, Inc.                                                                40,100      $  4,443,882
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Eli Lilly & Co.                                                               99,180         5,326,958
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Johnson & Johnson                                                            126,170         7,603,004
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Roche Holding AG                                                              27,400         4,847,762
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Teva Pharmaceutical Industries Ltd., ADR (l)                                  47,500         1,777,925
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Wyeth                                                                        104,270         5,216,628
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                                                                                          $ 29,216,159
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RAILROAD & SHIPPING - 0.5%
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Burlington Northern Santa Fe Corp.                                            21,200      $  1,705,116
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SPECIALTY CHEMICALS - 0.8%
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Praxair, Inc.                                                                 43,600      $  2,745,056
------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.7%
------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                             89,260      $  2,810,797
------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                               23,200         1,228,208
------------------------------------------------------------------------------------------------------
Staples, Inc. (l)                                                            153,200         3,958,688
------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)(l)                                                 74,500         1,974,995
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Williams-Sonoma, Inc.                                                         76,200         2,702,052
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                                                                                          $ 12,674,740
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TELEPHONE SERVICES - 1.0%
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American Tower Corp., "A" (a)                                                 92,100      $  3,587,295
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TOBACCO - 0.6%
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Altria Group, Inc.                                                            32,800      $  2,161,192
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TRUCKING - 1.8%
------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                   23,980      $  2,576,171
------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                              52,900         3,708,290
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                                                                                          $  6,284,461
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  TOTAL COMMON STOCKS                                                                     $339,317,821
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MONEY MARKET FUNDS - 1.3%
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MFS Institutional Money Market Portfolio, 5.25%, at Net Asset Value (v)    4,444,491      $  4,444,491
------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.6%
------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 5.43%, dated 3/30/07, due
4/02/07, total to be received $22,764,625 (secured by U.S.
Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                  $22,761,194      $ 22,761,194
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  TOTAL INVESTMENTS(k)                                                                    $366,523,506
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OTHER ASSETS, LESS LIABILITIES - (6.3)%                                                    (21,609,593)
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  NET ASSETS - 100.0%                                                                     $344,913,913
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(a) Non-income producing security.
(k) As of March 31, 2007, the fund had one security that was fair valued, aggregating $202,893 and 0.06%
    of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GROWTH OPPORTUNITIES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $348,414,962
                                                              ============
Gross unrealized appreciation                                 $ 30,835,952
Gross unrealized depreciation                                  (12,727,408)
                                                              ------------
      Net unrealized appreciation (depreciation)              $ 18,108,544
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GROWTH OPPORTUNITIES FUND
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.